Cover	Oct. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2024
Entity File Number	001-39338
Entity Registrant Name	NUZEE, INC.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6107, 6th Floor, Building C4,
Entity Address, Address Line Two	No.1 Huangchang West Road
Entity Address, Address Line Three	Dougezhuang
Entity Address, City or Town	Chaoyang District,
City Area Code	+ 86
Local Phone Number	18518579917
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	NUZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false